The S&P 500(R)
                                             Protected Equity
                                             Fund, Inc.

                               [GRAPHIC OMITTED]

                                    STRATEGIC
                                             Performance

                                             Annual Report
                                             September 30, 2000

                   THE S&P 500(R) PROTECTED EQUITY FUND, INC.

Officers and      Terry K. Glenn, President and Director
Directors         Jack B. Sunderland, Director
                  Stephen B. Swensrud, Director
                  J. Thomas Touchton, Director
                  Eric S. Mitofsky, Senior Vice President and
                    Portfolio Manager
                  Donald C. Burke, Vice President and Treasurer
                  Ira P. Shapiro, Secretary

                  Custodian

                  The Chase Manhattan Bank
                  4 Chase MetroTech Center, 18th Floor
                  Brooklyn, NY 11245

                  Transfer Agent

                  State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, MA 02110

                  NYSE Symbol

                  PEF

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2000

DEAR SHAREHOLDER

We are pleased to provide you with the first annual report for The S&P 500(R) Protected Equity Fund, Inc. The Fund commenced operations on November 3, 1999 and is intended to have a maturity date on or about November 30, 2007. The Fund was designed to provide investors with exposure to the US equity market, as measured by the unmanaged Standard & Poor's (S&P) 500 Index, with a goal that there will be no loss of principal if the Fund is held to termination, regardless of the level of the S&P 500 Index at that time.

At the Fund's inception, most of the Fund's net assets were invested in a portfolio of stocks (and other assets) designed to provide an investment return that closely approximates that of the S&P 500 Index. The portfolio consisted of holdings at weightings nearly identical to the weights of the stocks in the S&P 500 Index (aside from the Fund's elimination of shares of Merrill Lynch & Co.). The Fund had initial net assets of $315 million, with an equity portfolio valued at $266.7 million. It is anticipated that the Fund's equity holdings will be maintained in a manner consistent with the S&P 500 Index.

However, the Fund differs from traditional index funds to the extent that not all of the Fund's assets are deployed in investments directly related to the underlying index. Our goal of returning at least the Fund's initial net asset value at the Fund's maturity requires us to hedge the Fund's equity investments. To do this, we purchased seven-year European-style (no early exercise) put options from three independent counterparties. The value of these options at the Fund's maturity will help offset losses suffered by the Fund's underlying equity portfolio in the event the S&P 500 Index settles below its value at the Fund's inception. The combined purchase price of the three put options was $44.4 million, which represented approximately 14% of the Fund's net assets. The criteria used by the Fund to select its various counterparties included credit rating, financial stability, and flexibility to structure the put options needed by the Fund in a beneficial manner. In declining order of notional amount, the three put options purchased by the Fund were: $113.4 million with UBS AG, London Branch; $107.1 million with Credit Suisse Financial Products; and $94.5 million with Banque AIG. The goal in purchasing three put options of nearly equal size was to diversify the risk to the Fund of non-performance by one of the counterparties.

The six-month period ended September 30, 2000 was marked by high levels of volatility within the equity markets around the world. The NASDAQ Composite Index, which had peaked at just above 5,000 in early March, began a steep decline later that month and proceeded to fall back to the 3,300 level by the middle of April. This dragged down returns for the S&P 500 Index as well, which had peaked at 1,527.46 on March 24. By mid-April, the S&P 500 Index fell to 1,356.56, more than 150 points off its previous all-time high. The Index was able to reattain the 1,500 level several times during the second and third quarters of the year, but could not sustain sufficient momentum to achieve any consistent progress and fell back to 1,436.51 by the end of September. Continued fears of inflation, worries about earnings growth in the high technology sector, and three additional interest rate increases by the Federal Reserve Board highlighted the year's second and third quarters. Ultimately, the combination of these factors produced an equity market beset with volatility.

Performance Results

For the six months ended September 30, 2000, the Fund had a total return of -3.33%, based on a change in per share net asset value from $10.51 to $10.16. During the same six-month period, the unmanaged S&P 500 Index had a return of -3.60%. Since inception (November 3, 1999) through September 30, 2000, the Fund had a total return of +1.60%, based on a change in per share net asset value from $10.00 to $10.16. During the same period, the S&P 500 Index had a return of +7.15%. Net assets in the Fund as of September 30, 2000 were $320 million, a decrease of 3.4% from the $331.1 million level at the end of March.

Much of the Fund's underperformance relative to the S&P 500 Index since inception is a result of the decline in the value of the protective put options. The value of these options would normally be expected to decline in value as the S&P 500 Index rises, and will also decline in value with the passage of time. At the Fund's inception, the three put options purchased by the Fund were valued collectively at $191.017, and by September 30, 2000 the value of the put options had declined to $141.06. This represents a decline in value of more than 26%.

Composition changes activity continued at a rapid pace during the second half of 2000. During the second quarter of the year, the Fund added the following equities to its portfolio in response to their addition to the S&P 500 Index:
Linear Technology Corporation, Pharmacia Corporation, VERITAS Software Corporation, Altera Corporation, Siebel Systems, Inc., Sapient Corporation, Maxim Integrated Products, Inc., American Power Conversion Corporation, Agilent Technologies, Inc., Starbucks Corporation, Convergys Corporation, MedImmune Inc., Charter One Financial, Inc., Novellus Systems, Inc., Sanmina Corporation, Tiffany & Co., Mercury Interactive Corp., Visteon Corporation and Broadcom Corporation. During the second quarter of the year, the following securities were added to the Fund's equity portfolio as a result of their inclusion in the S&P 500 Index in the third quarter: Qwest Communications International Inc., Stilwell Financial, Inc., The CIT Group, Inc., JDS Uniphase Corporation, Palm Inc., KeySpan Corporation, Devon Energy Corporation and Avaya Inc.

In Conclusion

We appreciate your investment in The S&P 500(R) Protected Equity Fund, Inc., and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

November 14, 2000


                                     2 & 3

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                                          Shares
                Issue                                      Held          Value
================================================================================
Common        + ADC Telecommunications, Inc. ...........   15,764   $    423,904
Stocks        + The AES Corporation ....................   10,249        702,056
                AFLAC Incorporated .....................    5,919        379,186
                ALLTEL Corporation .....................    7,092        370,114
              + ALZA Corporation .......................    2,631        227,581
              + AMR Corporation ........................    3,293        107,640
                AT&T Corp. .............................   83,874      2,463,799
                Abbott Laboratories ....................   34,610      1,646,138
              + Adaptec, Inc. ..........................    2,215         44,300
                Adobe Systems Incorporated .............    2,716        421,659
                Adolph Coors Company (Class B) .........      848         53,583
              + Advanced Micro Devices, Inc. ...........    6,956        164,335
                Aetna Inc. .............................    3,120        181,155
              + Agilent Technologies, Inc. .............   10,116        495,052
                Air Products and Chemicals, Inc. .......    5,178        186,408
                Alberto-Culver Company (Class B) .......    1,285         37,024
                Albertson's, Inc. ......................    9,474        198,954
                Alcan Aluminium Ltd. ...................    4,943        143,038
                Alcoa Inc. .............................   19,338        489,493
                Allegheny Technologies Incorporated ....    1,816         32,915
                Allergan Inc. ..........................    2,887        243,771
              + Allied Waste Industries, Inc. ..........    4,394         40,370
                The Allstate Corporation ...............   16,395        569,726
              + Altera Corporation .....................    8,880        424,020
                Amerada Hess Corporation ...............    2,085        139,565
                Ameren Corporation .....................    3,058        128,054
              + America Online, Inc. ...................   51,597      2,773,339
                American Electric Power Company, Inc. ..    7,188        281,230
                American Express Company ...............   29,741      1,806,766
                American General Corporation ...........    5,661        441,558
                American Greetings Corporation
                  (Class A) ............................    1,478         25,865
                American Home Products Corporation .....   29,111      1,646,591
                American International Group, Inc. .....   51,668      4,943,982
              + American Power Conversion Corporation ..    4,400         84,425
              + Amgen Inc. .............................   22,961      1,603,324
                AmSouth Bancorporation .................    8,412        105,150
                Anadarko Petroleum Corporation .........    5,470        363,536
              + Analog Devices, Inc. ...................    7,987        659,427
              + Andrew Corporation .....................    1,889         49,468
                Anheuser-Busch Companies, Inc. .........   20,240        856,405
                Aon Corporation ........................    5,694        223,489
                Apache Corporation .....................    2,722        160,938
              + Apple Computer, Inc. ...................    7,306        188,129
              + Applied Materials, Inc. ................   18,161      1,077,174
                Archer-Daniels-Midland Company .........   14,119        121,776
                Armstrong Holdings, Inc. ...............      923         11,018
                Ashland Inc. ...........................    1,562         52,620
                Associates First Capital Corporation
                  (Class A) ............................   16,265        618,070
                Autodesk, Inc. .........................    1,276         32,378
                Automatic Data Processing, Inc. ........   14,006        936,651
              + AutoZone, Inc. .........................    2,846         64,569
                Avery Dennison Corporation .............    2,491        115,520
                Avon Products, Inc. ....................    5,339        218,232
                The B.F. Goodrich Company ..............    2,323         91,033
                BB&T Corporation .......................    8,930        269,016
              + BMC Software, Inc. .....................    5,494        105,073
                Baker Hughes Incorporated ..............    7,369        273,574
                Ball Corporation .......................      700         22,181
                Bank One Corporation ...................   25,806        996,757
                Bank of America Corporation ............   36,682      1,921,220
                The Bank of New York Company, Inc. .....   16,485        924,190
                Barrick Gold Corporation ...............    8,874        135,328
                Bausch & Lomb Incorporated .............    1,217         47,387
                Baxter International Inc. ..............    6,592        526,124
                The Bear Stearns Companies Inc. ........    3,140        197,820
                Becton, Dickinson and Company ..........    5,661        149,663
              + Bed Bath & Beyond Inc. .................    6,330        154,393
                BellSouth Corporation ..................   41,849      1,684,422
                Bemis Company, Inc. ....................    1,204         38,678
              + Best Buy Co., Inc. .....................    4,591        292,102
                Bestfoods ..............................    6,202        451,195
              + Bethlehem Steel Corporation ............    2,911          8,733
              + Biogen, Inc. ...........................    3,292        200,812
                Biomet, Inc. ...........................    3,954        138,390
                The Black & Decker Corporation .........    1,860         63,589
                The Boeing Company .....................   20,036      1,262,268
                Boise Cascade Corporation ..............    1,313         34,877
              + Boston Scientific Corporation ..........    9,133        150,124
                Briggs & Stratton Corporation ..........      536         20,267
                Bristol-Myers Squibb Company ...........   43,886      2,506,988
              + Broadcom Corporation (Class A) .........    4,950      1,206,562
                Brown-Forman Corporation (Class B) .....    1,577         86,341
                Brunswick Corporation ..................    2,023         36,920
                Burlington Northern Santa Fe Corp. .....    9,027        194,645
                Burlington Resources Inc. ..............    4,819        177,399
                CIGNA Corporation ......................    3,519        367,384
                The CIT Group, Inc. (Class A) ..........    5,910        103,425
                CMS Energy Corporation .................    2,507         67,532
                CP&L, Inc. .............................    3,573        148,949
                C.R. Bard, Inc. ........................    1,179         49,813
                CSX Corporation ........................    4,910        107,099
                CVS Corporation ........................    8,753        405,373
              + Cabletron Systems, Inc. ................    4,075        119,703
                Campbell Soup Company ..................    9,404        243,328
                Capital One Financial Corporation ......    4,445        311,428
                Cardinal Health, Inc. ..................    6,189        545,792
                Carnival Corporation ...................   13,161        324,090
                Caterpillar Inc. .......................    7,720        260,550
              + Cendant Corporation ....................   16,181        175,968
                Centex Corporation .....................    1,372         44,076
                CenturyTel, Inc. .......................    3,111         84,775
              + Ceridian Corporation ...................    3,232         90,698
                The Charles Schwab Corporation .........   38,772      1,376,406
                Charter One Financial, Inc. ............    4,689        114,294
                The Chase Manhattan Corporation ........   29,218      1,349,506
                Chevron Corporation ....................   14,598      1,244,479
                The Chubb Corporation ..................    3,956        313,019
                Cincinnati Financial Corporation .......    3,612        128,226
                Cinergy Corp. ..........................    3,557        117,603
                Circuit City Stores--Circuit City Group     4,623        106,329
              + Cisco Systems, Inc.++ ..................  158,463      8,755,081
                Citigroup Inc. .........................  100,457      5,430,957
              + Citrix Systems, Inc. ...................    4,129         82,838
              + Clear Channel Communications, Inc. .....   13,077        738,850
                The Clorox Company .....................    5,277        208,771
                The Coastal Corporation ................    4,812        356,690
                The Coca-Cola Company ..................   55,310      3,048,964
                Coca-Cola Enterprises Inc. .............    9,341        148,872
                Colgate-Palmolive Company ..............   12,826        605,387
                Columbia Energy Group ..................    1,776        126,096
              + Comcast Corporation (Class A) ..........   20,231        828,207
                Comerica Incorporated ..................    3,498        204,414
                Compaq Computer Corporation ............   37,961      1,046,964
                Computer Associates International,
                  Inc. .................................   13,245        333,608
              + Computer Sciences Corporation ..........    3,734        277,249
              + Compuware Corporation ..................    8,118         67,988
              + Comverse Technology, Inc. ..............    3,484        376,272
                ConAgra, Inc. ..........................   11,945        239,647
              + Conexant Systems, Inc. .................    5,087        213,018
                Conoco Inc. (Class B) ..................   13,907        374,620
                Conseco, Inc. ..........................    7,264         55,388
                Consolidated Edison, Inc. ..............    4,765        162,606
              + Consolidated Stores Corporation ........    2,535         34,222
                Constellation Energy Group .............    3,342        166,265
              + Convergys Corporation ..................    3,400        132,175
                Cooper Industries, Inc. ................    2,075         73,144
                Cooper Tire & Rubber Company ...........    1,693         17,036
                Corning Incorporated ...................    6,636      1,970,892
              + Costco Wholesale Corporation ...........    9,964        348,117
                Countrywide Credit Industries, Inc. ....    2,600         98,150
                Crane Co. ..............................    1,432         32,757
                Crown Cork & Seal Company, Inc. ........    2,864         30,609
                Cummins Engine Company, Inc. ...........      964         28,860
                DTE Energy Company .....................    3,176        121,482
                Dana Corporation .......................    3,325         71,488
                Danaher Corporation ....................    3,173        157,857
                Darden Restaurants, Inc. ...............    2,727         56,756
                Deere & Company ........................    5,279        175,527
              + Dell Computer Corporation ..............   57,840      1,782,195
                Delphi Automotive Systems Corporation ..   12,504        189,123
                Delta Air Lines, Inc. ..................    2,798        124,161
                Deluxe Corporation .....................    1,681         34,145
                Devon Energy Corporation ...............    2,885        173,533
                Dillard's, Inc. (Class A) ..............    2,090         22,206
                Dollar General Corporation .............    7,338        122,912
                Dominion Resources, Inc. ...............    5,353        310,809
                Dover Corporation ......................    4,577        214,833
                The Dow Chemical Company ...............   15,145        377,678
                Dow Jones & Company, Inc. ..............    1,951        118,036
                Duke Energy Corporation ................    8,298        711,554
                The Dun & Bradstreet Corporation .......    3,606        124,182
                E.I. du Pont de Nemours and Company ....   23,281        964,706
              + EMC Corporation ........................   48,738      4,831,154
                Eastern Enterprises ....................      618         39,436
                Eastman Chemical Company ...............    1,700         62,794
                Eastman Kodak Company ..................    6,875        281,016
                Eaton Corporation ......................    1,661        102,359
                Ecolab Inc. ............................    2,880        103,860
                Edison International ...................    7,275        140,498
                El Paso Energy Corporation .............    5,202        320,573
                Electronic Data Systems Corporation ....   10,472        434,588
                Eli Lilly and Company ..................   25,222      2,046,135
                Emerson Electric Co. ...................    9,550        639,850


                                     4 & 5

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                                                          Shares
                Issue                                      Held          Value
================================================================================
Common          Engelhard Corporation ..................    2,798   $     45,467
Stocks          Enron Corp. ............................   16,468      1,443,008
(continued)     Entergy Corporation ....................    4,977        185,393
                Equifax Inc. ...........................    3,140         84,584
                Exxon Mobil Corporation ................   77,794      6,933,390
              + FMC Corporation ........................      733         49,157
                FPL Group, Inc. ........................    4,026        264,710
              + FedEx Corp. ............................    6,362        282,091
                Federal Home Loan Mortgage
                  Association ..........................   15,521        839,104
                Federal National Mortgage Association ..   22,495      1,608,393
              + Federated Department Stores, Inc. ......    4,643        121,298
                Fifth Third Bancorp ....................   10,406        560,623
                First Data Corporation .................    9,053        353,633
                First Union Corporation ................   22,004        708,254
                FirstEnergy Corp. ......................    5,105        137,516
                Firstar Corporation ....................   21,397        478,758
                FleetBoston Financial Corporation ......   20,141        785,499
                Florida Progress Corporation ...........    2,261        119,692
                Fluor Corporation ......................    1,746         52,380
                Ford Motor Company .....................   42,277      1,070,137
                Fort James Corporation .................    4,612        140,954
                Fortune Brands, Inc. ...................    3,517         93,200
                Franklin Resources, Inc. ...............    5,464        242,766
              + Freeport-McMoRan Copper & Gold, Inc.
                  (Class B) ............................    3,414         30,086
                GPU, Inc. ..............................    2,772         89,917
                Gannett Co., Inc. ......................    5,887        312,011
                The Gap, Inc. ..........................   18,982        382,013
              + Gateway Inc. ...........................    7,212        337,161
                General Dynamics Corporation ...........    4,485        281,714
                General Electric Company ...............  221,174     12,758,975
                General Mills, Inc. ....................    6,373        226,241
                General Motors Corporation .............   11,975        778,375
                Genuine Parts Company ..................    3,907         74,477
                Georgia-Pacific Group ..................    3,848         90,428
                The Gillette Company ...................   23,545        726,952
              + Global Crossing Ltd. ...................   19,662        609,522
                Golden West Financial Corporation ......    3,513        188,385
                The Goodyear Tire & Rubber Company .....    3,497         62,946
                Great Lakes Chemical Corporation .......    1,166         34,178
              + Guidant Corporation ....................    6,841        483,573
                H & R Block, Inc. ......................    2,248         83,317
                H.J. Heinz Company .....................    7,758        287,531
                HCA-The Healthcare Corporation .........   12,540        465,547
              + HEALTHSOUTH Corporation ................    8,672         70,460
                Halliburton Company ....................    9,954        487,124
                Harcourt General, Inc. .................    1,637         96,583
                Harley-Davidson, Inc. ..................    6,834        327,178
              + Harrah's Entertainment, Inc. ...........    2,605         71,638
                The Hartford Financial Services
                  Group, Inc. ..........................    5,009        365,344
                Hasbro, Inc. ...........................    3,873         44,297
                Hercules Incorporated ..................    2,441         34,479
                Hershey Foods Corporation ..............    3,112        168,437
                Hewlett-Packard Company ................   22,268      2,159,996
                Hilton Hotels Corporation ..............    8,229         95,148
                The Home Depot, Inc. ...................   51,714      2,744,074
              + Homestake Mining Company ...............    5,890         30,554
                Honeywell International Inc. ...........   17,869        636,583
                Household International, Inc. ..........   10,598        600,112
              + Humana Inc. ............................    3,758         40,399
                Huntington Bancshares Incorporated .....    5,640         82,838
                IMS Health Incorporated ................    6,705        139,129
                ITT Industries, Inc. ...................    2,024         65,654
                Illinois Tool Works Inc. ...............    6,806        380,285
              + Inco Limited ...........................    4,070         65,629
                Ingersoll-Rand Company .................    3,598        121,882
                Intel Corporation ......................  149,924      6,231,216
                International Business Machines
                  Corporation ..........................   39,317      4,423,163
                International Flavors & Fragrances
                  Inc. .................................    2,231         40,716
                International Paper Company ............   10,781        309,280
                The Interpublic Group of Companies,
                  Inc. .................................    6,899        234,997
                J.C. Penney Company, Inc. ..............    5,866         69,292
                J.P. Morgan & Co., Incorporated ........    3,607        589,294
              + JDS Uniphase Corporation ...............   20,890      1,978,022
                Jefferson-Pilot Corporation ............    2,301        156,180
                Johnson & Johnson ......................   31,046      2,916,384
                Johnson Controls, Inc. .................    1,965        104,513
              + KLA-Tencor Corporation .................    4,106        169,116
                Kaufman and Broad Home Corporation .....    1,103         29,712
                Kellogg Company ........................    9,126        220,735
                Kerr-McGee Corporation .................    2,161        143,166
                KeyCorp ................................    9,613        243,329
                KeySpan Corporation ....................    3,000        120,375
                Kimberly-Clark Corporation .............   12,017        670,699
              + Kmart Corporation ......................   10,789         64,734
                Knight Ridder, Inc. ....................    1,725         87,652
              + Kohl's Corporation .....................    7,394        426,541
              + The Kroger Co. .........................   18,442        416,098
              + LSI Logic Corporation ..................    6,888        201,474
                Leggett & Platt, Incorporated ..........    4,428         70,018
                Lehman Brothers Holdings, Inc. .........    3,404        502,941
              + Lexmark International Group, Inc.
                  (Class A) ............................    2,865        107,438
                The Limited, Inc. ......................    9,654        212,991
                Lincoln National Corporation ...........    4,280        205,975
                Linear Technology Corporation ..........    7,004        453,509
                Liz Claiborne, Inc. ....................    1,243         47,856
                Lockheed Martin Corporation ............    9,589        316,053
                Loews Corporation ......................    2,199        183,342
                Longs Drug Stores Corporation ..........      904         17,289
                Louisiana-Pacific Corporation ..........    2,314         21,260
                Lowe's Companies, Inc. .................    8,579        384,983
                Lucent Technologies Inc. ...............   74,571      2,279,076
                MBIA, Inc. .............................    2,194        156,048
                MBNA Corporation .......................   19,020        732,270
                MGIC Investment Corporation ............    2,422        148,045
                Mallinckrodt Inc. ......................    1,571         71,677
              + Manor Care, Inc. .......................    2,267         35,564
                Marriott International, Inc. (Class A) .    5,399        196,726
                Marsh & McLennan Companies, Inc. .......    6,076        806,589
                Masco Corporation ......................   10,207        190,105
                Mattel, Inc. ...........................    9,561        106,964
              + Maxim Integrated Products, Inc. ........    6,312        507,722
                The May Department Stores Company ......    7,099        145,530
                Maytag Corporation .....................    1,790         55,602
                McDermott International, Inc. ..........    1,367         15,037
                McDonald's Corporation .................   29,491        890,260
                The McGraw-Hill Companies, Inc. ........    4,330        275,226
                McKesson HBOC, Inc. ....................    6,374        194,805
                The Mead Corporation ...................    2,356         55,071
              + MedImmune, Inc. ........................    4,680        361,530
                Medtronic, Inc. ........................   26,751      1,386,036
                Mellon Financial Corporation ...........   10,901        505,534
                Merck & Co., Inc. ......................   51,371      3,823,929
              + Mercury Interactive Corp. ..............    1,830        286,852
                Meredith Corporation ...................    1,194         35,223
              + Micron Technology, Inc. ................   12,605        579,830
              + Microsoft Corporation++ ................  117,510      7,079,977
                Millipore Corporation ..................    1,036         50,181
                Minnesota Mining and Manufacturing
                  Company (3M) .........................    8,844        805,909
                Molex Incorporated .....................    4,401        239,579
                Morgan Stanley Dean Witter & Co. .......   32,487      2,970,530
                Motorola, Inc. .........................   48,693      1,375,577
              + NCR Corporation ........................    2,220         83,944
                NICOR, Inc. ............................    1,086         39,300
                Nabisco Group Holdings Corp. ...........    7,288        207,708
                National City Corporation ..............   13,548        299,749
              + National Semiconductor Corporation .....    3,935        158,384
                National Service Industries, Inc. ......      932         18,232
              + Navistar International Corporation .....    1,322         39,577
              + Network Appliance, Inc. ................    6,977        888,695
                The New York Times Company (Class A) ...    3,724        146,400
                Newell Rubbermaid Inc. .................    6,014        137,194
                Newmont Mining Corporation .............    3,756         63,852
              + Nextel Communications, Inc. (Class A) ..   16,980        793,815
              + Niagara Mohawk Holdings Inc. ...........    3,582         56,416
                Nike, Inc. (Class B) ...................    6,024        241,337
                Nordstrom, Inc. ........................    2,984         46,439
                Norfolk Southern Corporation ...........    8,556        125,132
                Nortel Networks Corporation ............   66,701      3,972,878
                Northern Trust Corporation .............    5,032        447,219
                Northrop Grumman Corporation ...........    1,599        145,309
              + Novell, Inc. ...........................    7,252         72,067
              + Novellus Systems, Inc. .................    2,960        137,825
                Nucor Corporation ......................    1,812         54,587
                ONEOK, Inc. ............................      729         28,978
                Occidental Petroleum Corporation .......    8,221        179,321
              + Office Depot, Inc. .....................    6,826         53,328
                Old Kent Financial Corporation .........    3,087         89,330
                Omnicom Group Inc. .....................    3,985        290,656
              + Oracle Corporation .....................   62,857      4,949,989
              + Owens-Illinois, Inc. ...................    3,257         30,127
                PACCAR Inc. ............................    1,703         63,117
                PE Corp.-PE Biosystems Group ...........    4,596        535,434
                PECO Energy Company ....................    3,810        230,743
                PG&E Corporation .......................    8,637        208,907
                PNC Bank Corp. .........................    6,453        419,445
                PPG Industries, Inc. ...................    3,896        154,622
                PPL Corporation ........................    3,201        133,642
              + Pactiv Corporation .....................    3,757         42,031
                PaineWebber Group Inc. .................    4,012        273,318
                Pall Corporation .......................    2,755         54,928


                                     6 & 7

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                                                          Shares
                Issue                                      Held          Value
================================================================================
Common        + Palm, Inc. .............................   12,614   $    667,754
Stocks        + Parametric Technology Corporation ......    6,080         66,500
(concluded)     Parker-Hannifin Corporation ............    2,568         86,670
                Paychex, Inc. ..........................    8,391        440,528
              + PeopleSoft, Inc. .......................    6,190        172,933
                Peoples Energy Corporation .............      817         27,267
                PepsiCo, Inc. ..........................   32,224      1,482,304
                PerkinElmer, Inc. ......................    1,055        110,116
                Pfizer Inc. ............................  140,986      6,335,558
                Pharmacia Corporation ..................   28,978      1,744,113
                Phelps Dodge Corporation ...............    1,799         75,108
                Philip Morris Companies Inc. ...........   50,289      1,480,382
                Phillips Petroleum Company .............    5,730        359,557
                Pinnacle West Capital Corporation ......    1,951         99,257
                Pitney Bowes Inc. ......................    5,690        224,399
                Placer Dome Inc. .......................    7,293         68,828
                Polaroid Corporation ...................    1,021         13,720
                Potlatch Corporation ...................      666         21,062
                Praxair, Inc. ..........................    3,568        133,354
                The Procter & Gamble Company ...........   29,205      1,956,735
                The Progressive Corporation ............    1,679        137,468
                Providian Financial Corporation ........    3,164        401,828
                Public Service Enterprise Group
                  Incorporated .........................    4,783        213,740
                Pulte Corporation ......................      943         31,119
              + QUALCOMM Incorporated ..................   16,604      1,183,035
                The Quaker Oats Company ................    2,905        229,858
              + Quintiles Transnational Corp. ..........    2,644         42,139
              + Qwest Communications International
                  Inc. .................................   37,086      1,782,446
                R.R. Donnelley & Sons Company ..........    2,722         66,859
                RadioShack Corporation .................    4,182        270,262
                Ralston-Ralston Purina Group ...........    6,911        163,704
                Raytheon Company (Class B) .............    7,572        215,329
              + Reebok International Ltd. ..............    1,292         24,306
                Regions Financial Corporation ..........    4,923        111,691
                Reliant Energy, Inc. ...................    6,564        305,226
                Rockwell International Corporation .....    4,133        125,023
                Rohm and Haas Company ..................    4,913        142,784
              + Rowan Companies, Inc. ..................    2,115         61,335
                Royal Dutch Petroleum Company
                  (NY Registered Shares) ...............   47,882      2,869,927
                Russell Corporation ....................      768         12,192
                Ryder System, Inc. .....................    1,393         25,683
                S&P 500 Depositary Receipts (a) ........   20,000      2,872,500
                SAFECO Corporation .....................    2,865         78,071
                SBC Communications Inc. ................   75,689      3,784,450
                SUPERVALU INC. .........................    2,901         43,696
                SYSCO Corporation ......................    7,440        344,565
                Sabre Holdings Corporation .............    2,867         82,964
              + Safeway Inc. ...........................   11,140        520,099
              + Sanmina Corporation ....................    3,416        319,823
              + Sapient Corporation ....................    2,660        108,229
                Sara Lee Corporation ...................   19,417        394,408
                Schering-Plough Corporation ............   32,712      1,521,108
                Schlumberger Limited ...................   12,716      1,046,686
                Scientific-Atlanta, Inc. ...............    3,556        226,251
              + Seagate Technology, Inc. ...............    5,105        352,245
                The Seagram Company Ltd. ...............    9,753        560,188
              + Sealed Air Corporation .................    1,925         87,106
                Sears, Roebuck & Co. ...................    7,656        248,208
                Sempra Energy ..........................    4,581         95,342
                The Sherwin-Williams Company ...........    3,641         77,826
              + Siebel Systems, Inc. ...................    9,303      1,035,540
                Sigma-Aldrich Corporation ..............    1,800         59,400
                Snap-On Incorporated ...................    1,344         31,668
              + Solectron Corporation ..................   13,376        616,968
                SouthTrust Corporation .................    3,755        118,048
                The Southern Company ...................   14,556        472,160
                Southwest Airlines Co. .................   11,184        271,212
                Springs Industries, Inc. (Class A) .....      412         11,613
                Sprint Corp. (FON Group) ...............   19,734        578,453
              + Sprint Corp. (PCS Group) ...............   20,728        726,776
              + St. Jude Medical, Inc. .................    1,949         99,399
              + The St. Paul Companies, Inc. ...........    4,987        245,921
                The Stanley Works ......................    1,996         46,033
              + Staples, Inc. ..........................   10,140        143,861
              + Starbucks Corporation ..................    4,177        167,341
                State Street Corporation ...............    3,611        469,430
                Stilwell Financial, Inc. ...............    4,988        216,978
                Summit Bancorp. ........................    3,903        134,654
              + Sun Microsystems, Inc. .................   35,425      4,135,869
                SunTrust Banks, Inc. ...................    6,657        331,602
                Sunoco, Inc. ...........................    1,945         52,393
                Synovus Financial Corp. ................    6,309        133,672
                T. Rowe Price Associates, Inc. .........    2,695        126,497
                The TJX Companies, Inc. ................    6,532        146,970
                TRW Inc. ...............................    2,790        113,344
                TXU Corp. ..............................    5,951        235,808
                Target Corporation .....................   20,320        520,700
                Tektronix, Inc. ........................    1,079         82,881
              + Tellabs, Inc. ..........................    9,158        437,294
                Temple-Inland, Inc. ....................    1,200         45,450
              + Tenet Healthcare Corporation ...........    7,047        256,335
              + Teradyne, Inc. .........................    3,818        133,630
                Texaco Inc. ............................   12,309        646,222
                Texas Instruments Incorporated .........   38,597      1,821,296
                Textron, Inc. ..........................    3,244        149,629
              + Thermo Electron Corporation ............    3,841         99,866
                Thomas & Betts Corporation .............    1,310         22,843
                Tiffany & Co. ..........................    3,264        125,868
                Time Warner Inc. .......................   29,570      2,313,852
                The Timken Company .....................    1,426         19,518
                Torchmark Corporation ..................    2,877         80,017
                Tosco Corporation ......................    3,206         99,987
              + Toys 'R' Us, Inc. ......................    4,835         78,569
                Transocean Sedco Forex Inc. ............    4,688        274,834
                Tribune Company ........................    6,961        303,674
              + Tricon Global Restaurants, Inc. ........    3,268        100,083
                Tupperware Corporation .................    1,326         23,868
                Tyco International Ltd. ................   37,625      1,951,797
              + US Airways Group, Inc. .................    1,529         46,539
                U.S. Bancorp ...........................   16,654        378,879
                USA Education Inc. .....................    3,477        167,548
                UST Inc. ...............................    3,605         82,464
                USX-Marathon Group .....................    7,006        198,795
                USX-U.S. Steel Group ...................    2,035         30,907
                Unicom Corporation .....................    3,973        223,233
                Unilever NV (NY Registered Shares) .....   12,763        615,815
                Union Carbide Corporation ..............    2,965        111,929
                Union Pacific Corporation ..............    5,604        217,856
                Union Planters Corporation .............    2,991         98,890
              + Unisys Corporation .....................    7,015         78,919
                United Technologies Corporation ........   10,451        723,732
                UnitedHealth Group Incorporated ........    3,610        356,488
                Unocal Corporation .....................    5,479        194,162
                UnumProvident Corporation ..............    5,396        147,041
                V. F. Corporation ......................    2,539         62,682
              + VERITAS Software Corporation ...........    8,976      1,274,592
                Verizon Communications .................   60,693      2,939,817
              + Viacom, Inc. (Class B) .................   33,866      1,981,161
                Visteon Corporation ....................    2,906         43,953
                Vulcan Materials Company ...............    2,303         92,552
              + W.R. Grace & Co. .......................    1,532         10,532
                W. W. Grainger, Inc. ...................    2,149         56,546
                Wachovia Corporation ...................    4,555        258,212
                Wal-Mart Stores, Inc. ..................   99,734      4,799,699
                Walgreen Co. ...........................   22,553        855,604
                The Walt Disney Company ................   46,549      1,780,499
                Washington Mutual, Inc. ................   12,033        479,064
                Waste Management, Inc. .................   13,880        242,032
              + Watson Pharmaceuticals, Inc. ...........    2,326        150,899
              + Wellpoint Health Networks Inc. .........    1,401        134,496
                Wells Fargo Company ....................   36,763      1,688,800
                Wendy's International, Inc. ............    2,534         50,838
                Westvaco Corporation ...................    2,306         61,541
                Weyerhaeuser Company ...................    4,917        198,524
                Whirlpool Corporation ..................    1,593         61,928
                Willamette Industries, Inc. ............    2,439         68,292
                The Williams Companies, Inc. ...........    9,932        419,627
                Winn-Dixie Stores, Inc. ................    3,145         45,209
                Wm. Wrigley Jr. Company ................    2,538        190,033
              + WorldCom, Inc. .........................   64,153      1,948,632
                Worthington Industries, Inc. ...........    1,968         18,450
                Xcel Energy, Inc. ......................    7,561        207,927
                Xerox Corporation ......................   14,960        225,335
              + Xilinx, Inc. ...........................    7,360        630,200
              + Yahoo! Inc. ............................   12,252      1,114,932
                Young & Rubicam Inc. ...................    1,652         81,774
--------------------------------------------------------------------------------
                Total Common Stocks (Cost--$268,757,794)--89.1% ...  285,095,313
================================================================================


                                     8 & 9

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

               Face
              Amount                Short-Term Obligations              Value
================================================================================

Commercial  $3,321,000          General Motors Acceptance Corp.,
Paper*                            6.75% due 10/02/2000              $ 3,319,755
================================================================================
            Total Short-Term Obligations (Cost--$3,319,755)--1.0%     3,319,755
================================================================================
            Nominal Value
OPTIONS     Covered by
PURCHASED   Options Purchased
================================================================================
Put Options    232,484          S&P 500 European, expiring October
Purchased                         2007 at $1,639                     32,795,247
================================================================================
            Total Options Purchased (Cost--$44,408,620)--10.3%       32,795,247
================================================================================
            Total Investments (Cost--$316,486,169)--100.4%          321,210,315
            Variation Margin on Financial Futures Contracts**--0.0%     (27,875)
            Liabilities in Excess of Other Assets--(0.4%)            (1,156,326)
                                                                   ------------
            Net Assets--100.0%                                     $320,026,114
                                                                   ============
================================================================================

(a) Represents ownership in SPDR Trust, a registered unit investment trust. The investment objective of the SPDR Trust is to provide investment results that generally correspond to the price and yield performance of the component stocks of the S&P 500 Index.
+     Non-income producing security.
++ Portions of securities held as collateral for open financial futures contracts.
* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
** Financial futures contracts purchased as of September 30, 2000 were as follows:

      --------------------------------------------------------------------------
      Number of                                    Expiration
      Contracts             Issue                     Date              Value
      --------------------------------------------------------------------------
           5            S&P 500 Index             December 2000       $1,817,125
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price--$1,882,842)                              $1,817,125
                                                                      ==========
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

              As of September 30, 2000
=====================================================================================================
Assets:       Investments, at value (identified cost--$272,077,549) .                   $ 288,415,068
              Options purchased, at value (cost--$44,408,620) .......                      32,795,247
              Cash ..................................................                           1,497
              Receivables:
                 Dividends ..........................................   $     241,369
                 Securities sold ....................................           3,287         244,656
                                                                        -------------   -------------
              Total assets ..........................................                     321,456,468
                                                                                        -------------
=====================================================================================================
Liabilities:  Payables:
                 Investment adviser .................................       1,402,474
                 Variation margin ...................................          27,875       1,430,349
                                                                        -------------
              Accrued expenses ......................................                               5
                                                                                        -------------
              Total liabilities .....................................                       1,430,354
=====================================================================================================
Net Assets:   Net assets ............................................                   $ 320,026,114
                                                                                        =============
=====================================================================================================
Capital:      Common stock, par value $.10 per share, 200,000,000
              shares authorized .....................................                   $   3,151,000
              Paid-in capital in excess of par ......................                     311,949,000
              Undistributed investment income--net ..................                         360,357
              Accumulated realized capital losses on investments--net                         (92,672)
              Unrealized appreciation on investments--net ...........                       4,658,429
                                                                                        -------------
              Net Assets--Equivalent to $10.16 per share based on
              shares of 31,510,000 capital stock outstanding
              (market price--$9.25) .................................                   $ 320,026,114
                                                                                        =============
=====================================================================================================

              See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                         For the Period November 3, 1999+ to September 30, 2000
=========================================================================================================
Investment               Dividends (net of $12,121 foreign withholding tax) .                 $ 3,016,160
Income:                  Interest and discount earned .......................                     279,153
                                                                                              -----------
                         Total income .......................................                   3,295,313
                                                                                              -----------
=========================================================================================================
Expenses:                Investment advisory fees ...........................   $ 2,919,557
                         Directors' fees and expenses .......................        15,399
                                                                                -----------
                         Total expenses .....................................                   2,934,956
                                                                                              -----------
                         Investment income--net .............................                     360,357
                                                                                              -----------
=========================================================================================================
Realized &               Realized loss on investments--net ..................                     (92,672)
Unrealized Gain (Loss)   Unrealized appreciation on investments--net ........                   4,658,429
On Investments-Net:                                                                           -----------
                         Net Increase in Net Assets Resulting from Operations                 $ 4,926,114
                                                                                              ===========
=========================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.


                                    10 & 11

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2000

STATEMENT OF CHANGES IN NET ASSETS

                                                                      For the Period
                                                                     Nov. 3, 1999+ to
                Increase (Decrease) in Net Assets:                    Sept. 30, 2000
=====================================================================================
Operations:     Investment income--net .............................   $     360,357
                Realized loss on investments--net ..................         (92,672)
                Unrealized appreciation on investments--net ........       4,658,429
                                                                       -------------
                Net increase in net assets resulting from operations       4,926,114
                                                                       -------------
=====================================================================================
Common Stock    Proceeds from issuance of Common Stock .............     315,000,000
Transactions:                                                          -------------
=====================================================================================
Net Assets:     Total increase in net assets .......................     319,926,114
                Beginning of period ................................         100,000
                                                                       -------------
                End of period* .....................................   $ 320,026,114
                                                                       =============
=====================================================================================
              * Undistributed investment income--net ...............   $     360,357
                                                                       =============
=====================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                      The following per share data and ratios have been derived
                      from information provided in the financial statements.       For the Period
                                                                                  Nov. 3, 1999+ to
                      Increase (Decrease) in Net Asset Value:                      Sept. 30, 2000
==================================================================================================
Per Share Operating   Net asset value, beginning of period ....................        $     10.00
Performance:                                                                           -----------
                        Investment income--net ................................                .01
                        Realized and unrealized gain on investments--net                       .15
                                                                                       -----------
                      Total from investment operations ........................                .16
                                                                                       -----------
                      Net asset value, end of period ..........................        $     10.16
                                                                                       ===========
                      Market price per share, end of period ...................        $      9.25
                                                                                       ===========
==================================================================================================
Total Investment      Based on net asset value per share ......................               1.60%++
Return:**                                                                              ===========
                      Based on market price per share .........................              (7.50%)
                                                                                       ===========
==================================================================================================
Ratios to Average     Expenses ................................................               1.00%*
Net Assets:                                                                            ===========
                      Investment income--net ..................................                .12%*
                                                                                       ===========
==================================================================================================
Supplemental          Net assets, end of period (in thousands) ................        $   320,026
Data:                                                                                  ===========
                      Portfolio turnover ......................................               7.60%
                                                                                       ===========
==================================================================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

The S&P 500(R) Protected Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a newly organized, non-diversified, fixed-term, closed-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Prior to commencement of operations on November 3, 1999, the Fund had no operations other than those relating to organizational matters and the issue of 10,000 capital shares of the Fund to Merrill Lynch Investment Managers, L.P. ("MLIM") for $100,000 on October 21, 1999. The Fund is anticipated to terminate on or about November 30, 2007. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the New York Stock Exchange under the symbol PEF. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities are valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Obligations with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Rights or warrants to acquire stock, or stock acquired pursuant to the exercise of a right or warrant, may be valued taking into account various factors such as original cost to the Fund, earnings and net worth of the issuer, market prices for securities of similar issuers, assessment of the issuer's future prosperity, liquidation value or third party transactions involving the issuer's securities. Securities and assets for which there exist no price quotations or valuations and all other assets including futures contracts and related options are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value


                                    12 & 13

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts as a hedge against adverse changes in the interest rate. A futures contract is an agreement between two parties to buy and sell a security, respectively, for a set price at a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund can purchase privately negotiated put option contracts intended to protect the Fund's initial net asset value. In addition to the put option contracts, the Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with MLIM. The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is a limited partner.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a fee on a quarterly basis in arrears at an annual rate equal to 1.0% of the average weekly value of the Fund's net assets. To the extent that cash or cash equivalents are not sufficient to pay all of the investment advisory fee at the conclusion of a quarterly period, MLIM will defer collecting the portion of the investment advisory fee not covered by such available cash or cash equivalents. The Fund will not pay MLIM any interest on any deferred investment advisory fees.

MLIM will bear all of the Fund's ordinary operating expenses, including administration, custodial, transfer agency, legal, auditing and accounting fees.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 3, 1999 to September 30, 2000 were $291,219,015 and $22,249,647, respectively.

Net realized gains (losses) for the period November 3, 1999 to September 30, 2000 and net unrealized gains (losses) as of September 30, 2000 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                               Gains (Losses)     Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments .......................    $(211,444)       $ 16,337,519
Financial futures contracts .................      118,772             (65,717)
Options purchased ...........................           --         (11,613,373)
                                                 ---------        ------------
Total .......................................    $ (92,672)       $  4,658,429
                                                 =========        ============
--------------------------------------------------------------------------------

As of September 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $4,671,850, of which $49,728,052 related to appreciated securities and $45,056,202 related to depreciated securities. The aggregate cost of investments, net of options purchased, at September 30, 2000 for Federal income tax purposes was $316,538,465.

4. Common Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of Common Stock, par value $.10 per share. Shares issued and outstanding during the period November 3, 1999 to September 30, 2000 increased by 31,500,000 from shares sold.

5. Capital Loss Carryforward:

At September 30, 2000, the Fund had a net capital loss carryforward of approximately $106,000, all of which expires in 2008. This amount will be available to offset like amounts.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

The S&P 500(R) Protected Equity Fund, Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of The S&P 500(R) Protected Equity Fund, Inc., as of September 30, 2000 and the related statements of operations, changes in net assets, and the financial highlights for the period November 3, 1999 (commencement of operations) to September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of The S&P 500(R) Protected Equity Fund, Inc., as of September 30, 2000 and the results of its operations, the changes in its net assets, and the financial highlights for the respective stated period in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
November 13, 2000


                                    14 & 15

The S&P 500(R) Protected Equity Fund, Inc. invests in a portfolio primarily of the common stocks of substantially all of the companies represented in the S&P 500 and privately negotiated put options contracts intended to protect the Fund's initial net asset value at the maturity date by limiting the risk of loss caused by a decline in the market value of the Fund's common stock portfolio.

This report, including the financial information herein, is transmitted to shareholders of The S&P 500(R) Protected Equity Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

The S&P 500(R) Protected
Equity Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                           SPPEQ--9/00

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